Financial Statement Schedule I - Condensed Financial Information of Parent Company Consolidated Statements of Comprehensive (Loss) / Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net (loss)/income	¥ 643,009	$ 93,230	¥ 212,366	¥ (430,988)
Other comprehensive (loss)/income, net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	45,353	6,576	(13,958)	(45,945)
Total comprehensive (loss)/income	688,362	99,806	198,408	(476,933)
Parent Company
Net (loss)/income	643,959	93,368	219,056	(430,542)
Other comprehensive (loss)/income, net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	45,353	6,576	(13,958)	(45,945)
Total comprehensive (loss)/income	¥ 689,312	$ 99,944	¥ 205,098	¥ (476,487)